Property, Plant and Equipment (Details)	12 Months Ended
	Jun. 30, 2026 MYR (RM)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 MYR (RM)	Jun. 30, 2024 MYR (RM)
Property, Plant and Equipment [Abstract]
Depreciation expenses of property, plant and equipment	RM 26,264,097		RM 28,308,000	RM 28,310,019
Write-off of property, plant and equipment			15,864
Impairment of property, plant and equipment	10,018,141	$ 2,455,427	6,962,010
Impairment losses	10,018,141		RM 6,962,010
Recoverable amount